Taxes - Additional Information (Detail) $ in Millions								12 Months Ended
	Jan. 01, 2020 MXN ($)	Sep. 30, 2019	Jan. 01, 2019	Dec. 31, 2018	Sep. 01, 2018	Oct. 19, 2017	Jan. 01, 2017	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016	Dec. 31, 2015	Jan. 01, 2022	Jan. 01, 2021	Dec. 23, 2019	Nov. 28, 2019
Disclosure of income taxes [Line Items]
NOLs usage limit											30.00%	30.00%
Withholding taxes associated with payment of dividends											$ 49,255	$ 0	$ 45,305	$ 0	$ 41,915	$ 0
Income tax recoveries											$ 4,223		$ 2,361
Income tax rate						8.00%					30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Applicable tax rate						8.00%					30.00%	30.00%	30.00%	30.00%	30.00%	30.00%	30.00%
Foreign Nonresidents Individuals And Companies [Member]
Disclosure of income taxes [Line Items]
Percentage of Increase in dividend tax																			100.00%
NonCarbonated Beverages [Member]
Disclosure of income taxes [Line Items]
Percentage of exercise tax																						5.00%
Percentage of federal production and sales taxes											16.30%	16.30%
Bottom of range [member] | Colombian resident individuals [Member]
Disclosure of income taxes [Line Items]
Percentage of Increase in dividend tax	10.00%
Bottom of range [member] | Foreign Nonresidents Individuals And Companies [Member]
Disclosure of income taxes [Line Items]
Percentage of Increase in dividend tax	7.50%
Bottom of range [member] | Carbonated Beverages [Member]
Disclosure of income taxes [Line Items]
Percentage of increase in excise tax	5.00%
Top of range [member] | Colombian resident individuals [Member]
Disclosure of income taxes [Line Items]
Percentage of Increase in dividend tax	15.00%
Top of range [member] | Foreign Nonresidents Individuals And Companies [Member]
Disclosure of income taxes [Line Items]
Percentage of Increase in dividend tax	10.00%
Top of range [member] | Carbonated Beverages [Member]
Disclosure of income taxes [Line Items]
Percentage of increase in excise tax	7.00%
Argentina [member] | 1-4 months [member]
Disclosure of income taxes [Line Items]
Percentage of reduction in excise tax				4.00%	20.00%
Colombia [member]
Disclosure of income taxes [Line Items]
Income tax rate											33.00%	33.00%
Minimum assumed income tax rate											3.50%	3.50%
New tax on dividends paid to non-resident stockholders and resident individuals				5.00%							7.50%	7.50%	5.00%	5.00%
Percentage of reform extra income tax rate													4.00%	4.00%	6.00%	6.00%
Income tax rate							9.00%						9.00%	9.00%	8.00%	8.00%	6.00%	5.00%
Applicable tax rate							9.00%						9.00%	9.00%	8.00%	8.00%	6.00%	5.00%
Colombia [member] | Coca Cola Fomento Economico Mexicano SABde CV [member]
Disclosure of income taxes [Line Items]
Effect of unused tax losses											$ 2		$ 2
Colombia [member] | Less than 1 year [member]
Disclosure of income taxes [Line Items]
Income tax rate											32.00%	32.00%
Colombia [member] | Later than one year [member]
Disclosure of income taxes [Line Items]
Income tax rate											31.00%	31.00%
Percentage of reform income tax rate							33.00%
Colombia [member] | Later than two year [member]
Disclosure of income taxes [Line Items]
Percentage of reform income tax rate											30.00%	30.00%
Colombia [member] | Bottom of range [member]
Disclosure of income taxes [Line Items]
Percentage of special increase in income tax rate															15.00%	15.00%
Colombia [member] | Bottom of range [member] | Less than 1 year [member]
Disclosure of income taxes [Line Items]
Income tax rate							34.00%
Colombia [member] | Top of range [member]
Disclosure of income taxes [Line Items]
Income tax rate							35.00%
Percentage of special increase in income tax rate															20.00%	20.00%
MX [Member]
Disclosure of income taxes [Line Items]
Income tax rate	30.00%
Applicable tax rate	30.00%
Changes in tax rates or tax laws enacted or announced [member]
Disclosure of income taxes [Line Items]
Income tax rate	30.00%
Applicable tax rate	30.00%
Percentage of decrease in income tax																				0.00%
Changes in tax rates or tax laws enacted or announced [member] | Bottom of range [member]
Disclosure of income taxes [Line Items]
Percentage of decrease in income tax	0.50%
Changes in tax rates or tax laws enacted or announced [member] | Top of range [member]
Disclosure of income taxes [Line Items]
Percentage of decrease in income tax	1.50%
Changes in tax rates or tax laws enacted or announced [member] | Argentina [member]
Disclosure of income taxes [Line Items]
New tax on dividends paid to non-resident stockholders and resident individuals				7.00%						13.00%	7.00%	7.00%	7.00%	7.00%
Percentage of reduction in excise tax	4.00%
Income tax rate										25.00%	30.00%	30.00%	35.00%	35.00%
Applicable tax rate										25.00%	30.00%	30.00%	35.00%	35.00%
Changes in tax rates or tax laws enacted or announced [member] | Argentina [member] | Sales taxes in the province of Buenos Aires [member]
Disclosure of income taxes [Line Items]
Income tax rate													1.50%	1.50%	1.75%	1.75%
Applicable tax rate													1.50%	1.50%	1.75%	1.75%
Changes in tax rates or tax laws enacted or announced [member] | Argentina [member] | Sales Tax in City of Buenos Aires [member]
Disclosure of income taxes [Line Items]
Income tax rate								0.00%	0.50%	1.00%	1.50%	1.50%	2.00%	2.00%	1.00%	1.00%
Applicable tax rate								0.00%	0.50%	1.00%	1.50%	1.50%	2.00%	2.00%	1.00%	1.00%
Changes in tax rates or tax laws enacted or announced [member] | Argentina [member] | 1-6 months [member]
Disclosure of income taxes [Line Items]
Percentage of reduction in excise tax	8.00%
Percentage of increase in excise tax		12.00%	4.00%
Changes in tax rates or tax laws enacted or announced [member] | Colombia [member]
Disclosure of income taxes [Line Items]
Minimum assumed income tax rate										1.50%
Municipality sales tax credited against payable income tax										100.00%	50.00%	50.00%
Changes in tax rates or tax laws enacted or announced [member] | Costa Rica [member]
Disclosure of income taxes [Line Items]
Value-added tax			13.00%
Percentage of capital gains			15.00%
Percentage of withholding taxes on salaries of employees			25.00%
Percentage of withholding taxes on compensations of employees			20.00%
Percentage of tax rate that exceeds EBITDA			20.00%
Changes in tax rates or tax laws enacted or announced [member] | MX [Member]
Disclosure of income taxes [Line Items]
Threshold limit on deductible interest	$ 20,000,000
Expiration term of nondeductible interest exceeding limit	10 years
Excise tax per litre	1.17
Excise tax rate	2,500
Changes in tax rates or tax laws enacted or announced [member] | AR [Member]
Disclosure of income taxes [Line Items]
Income tax rate											30.00%	30.00%
Applicable tax rate											30.00%	30.00%
Corporate income tax rate																					30.00%
Dividend withholding tax											7.00%	7.00%
Percentage on adjustments for current tax of prior periods	100.00%